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                  MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
                           1221 Avenue of the Americas
                            New York, New York 10020


                                  July 7, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Morgan Stanley Small-Mid Special Value Fund
         File No.  333-83234
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Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497 (c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 29, 2004.



                                                Very truly yours,
                                                /s/ Elisa Mitchell
                                                ---------------------------
                                                Elisa Mitchell
                                                Assistant Secretary